Consolidated statements of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Profit (loss)	$ 439	$ 161	$ 2,318
Adjustments for:
Depreciation and amortization	674	707	714
Asset impairment charges	45	45	17
Foreign currency adjustments	1	5	4
Change in fair value of derivatives	0	(18)	(87)
(Gain) loss on sale or disposal of businesses and non-current assets	13	3	(2,905)
Business disposal costs	(1)	(1)	(38)
Share of profit of associates and joint ventures, net of income tax	(2)	(3)	(9)
Net financial expenses	701	873	1,750
Premium on extinguishment of borrowings	(11)	(122)	(226)
Interest paid	(644)	(909)	(1,110)
Income tax expense (benefit)	81	105	118
Income taxes paid, net of refunds received	(196)	(163)	(74)
Change in trade and other receivables	(110)	9	51
Change in inventories	(151)	(2)	138
Change in trade and other payables	12	7	(116)
Change in provisions and employee benefits	1	176	92
Change in other assets and liabilities	(12)	3	17
Net cash from operating activities	840	876	654
Cash flows from (used in) investing activities
Acquisition of property, plant and equipment and intangible assets	(410)	(324)	(381)
Purchases of short-term investments	0	0	(200)
Proceeds from sale of short-term investments	0	0	200
Proceeds from sale of property, plant and equipment and other assets	5	13	23
Proceeds from insurance claims	0	0	26
Disposal of businesses, net of cash disposed	44	149	4,148
Other	2	5	4
Net cash from (used in) investing activities	(359)	(157)	3,820
Cash flows used in financing activities
Drawdown of borrowings	452	4,706	150
Repayment of borrowings	(1,221)	(6,339)	(4,282)
Related party borrowings (repayments)	0	0	0
Payment of debt transaction costs	(10)	(110)	(15)
Other	(6)	(6)	(9)
Net cash used in financing activities	(785)	(1,749)	(4,156)
Net increase (decrease) in cash and cash equivalents	(304)	(1,030)	318
Cash and cash equivalents if different from statement of financial position, beginning of period	935	1,977	1,587
Cash and cash equivalents classified as assets held for sale	3	0	97
Effect of exchange rate fluctuations on cash and cash equivalents	6	(12)	(25)
Cash and cash equivalents, net of bank overdrafts, at the beginning of the year	932	1,977
Cash and cash equivalents classified as assets held for sale	20	3	0
Cash and cash equivalents if different from statement of financial position, end of period	637	935	1,977
Cash and cash equivalents as of December 31	$ 617	$ 932	$ 1,977